Fair Value - Gains and Losses Recognized in the Income Statement on Financial Assets and Financial Liabilities (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Fair Value Financial Assets And Liabilities [abstract]
Trading	€ 469	€ (2,930)
Designated	€ (35,054)	€ 25,591